PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property, plant and equipment

	As of December 31,
	2018	2019
	RMB	RMB
Apartment:
—Leasehold improvement	1,529,995	3,073,719
—Furniture and appliances	900,379	1,606,593
—Leasehold improvement under construction	56,140	42,443
Office:
—Leasehold improvement, furniture, electronic equipment, and software	6,698	36,295
Property and Equipment	2,493,212	4,759,050
Less: Accumulated depreciation	(503,582)	(1,591,513)
Property and Equipment, net	1,989,630	3,167,537